Related Party Transactions - Schedule of Other Assets and Liabilities with Related Parties (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Assets	$ 35,486,448	$ 33,610,056
Derivative financial instruments	3,982,803	3,154,957
Other assets	542,633	770,861
LIABILITIES	33,103,113	30,283,718
Derivative financial instruments	3,673,591	2,938,034
Other liabilities	700,034	708,914
Related Parties 1 [Member]
Disclosure of transactions between related parties [line items]
Assets	34,416	28,474
Derivative financial instruments	33,875	27,458
Other assets	541	1,016
LIABILITIES	447,306	420,273
Derivative financial instruments	2,778	1,565
Current accounts and demand deposits	179,067	34,416
Time deposits and saving accounts	239,709	354,794
Other liabilities	$ 25,752	$ 29,498